Assets held for sale or exchange and liabilities related to assets held for sale or exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Details) - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets or disposal groups classified as held for sale	€ 13,489	€ 15	€ 85
Liabilities included in disposal groups classified as held for sale	2,131	13	10
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	13,489	15	85
Liabilities included in disposal groups classified as held for sale	2,131	13	10
Opella Business
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets or disposal groups classified as held for sale	13,489	0	0
Liabilities included in disposal groups classified as held for sale	2,131	0	0
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	13,489	0	0
Liabilities included in disposal groups classified as held for sale	2,131	0	0
Others
Subclassifications of assets, liabilities and equities [abstract]
Non-current assets or disposal groups classified as held for sale	0	15	85
Liabilities included in disposal groups classified as held for sale	0	13	10
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets or disposal groups classified as held for sale	0	15	85
Liabilities included in disposal groups classified as held for sale	€ 0	€ 13	€ 10